ORGANIZATION AND BUSINESS DESCRIPTION (Details)	May 24, 2023 USD ($)	Mar. 21, 2023 USD ($) $ / shares shares	May 24, 2022 USD ($)	May 11, 2022 $ / shares	Jul. 06, 2019 $ / shares shares	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)	Oct. 17, 2014 USD ($) subsidiary	May 23, 2023 USD ($)	Mar. 20, 2023 USD ($) $ / shares	Mar. 06, 2023 USD ($) $ / shares shares	Mar. 05, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares	May 25, 2022 USD ($) $ / shares shares	May 23, 2022 USD ($)	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Jul. 06, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Jul. 05, 2019 $ / shares shares	Jun. 04, 2019	Jan. 07, 2019	Dec. 14, 2018	Dec. 04, 2018 $ / shares shares	Oct. 17, 2014 CNY (¥)
ORGANIZATION AND BUSINESS DESCRIPTION
Share consolidation ratio	3.2	6	3.2	3.2	20
Common stock, par value per share | $ / shares		$ 0.0016		$ 0.0005	$ 0.0005					$ 0.0096	$ 0.0016	$ 0.0016	$ 0.0096	$ 0.0016		$ 0.0096	$ 0.0005	$ 0.0005	$ 0.0005	$ 0.01				$ 0.0096
Authorized capital | $	$ 60,000	$ 60,000	$ 60,000						$ 50,000	$ 50,000	$ 60,000	$ 50,000		$ 50,000	$ 50,000
Common stock, shares authorized | shares		6,250,000									37,500,000	31,250,000	6,250,000	31,250,000		6,250,000	100,000,000	100,000,000	100,000,000	5,000,000				6,250,000
Ordinary shares, shares issued | shares					2,040								1,534,487			1,534,487	20,400,000	20,400,000		102
Common stock, shares outstanding | shares													1,534,487			1,534,487	20,400,000	20,400,000	20,400,000
Beijing Baosheng Technology Company Limited [Member]
ORGANIZATION AND BUSINESS DESCRIPTION
Consideration for equity transfer						$ 13,844,895	¥ 94,045,600
2022 Share Consolidation
ORGANIZATION AND BUSINESS DESCRIPTION
Share consolidation ratio		0.17		0.17
Common stock, par value per share | $ / shares				$ 0.0016
2023 Share Consolidation
ORGANIZATION AND BUSINESS DESCRIPTION
Share consolidation ratio		1
Common stock, par value per share | $ / shares		$ 0.0096
Baosheng BVI
ORGANIZATION AND BUSINESS DESCRIPTION
Ownership interest held																							100.00%
Baosheng HK
ORGANIZATION AND BUSINESS DESCRIPTION
Ownership interest held																						100.00%
Beijing Baosheng Technology Company Limited [Member]
ORGANIZATION AND BUSINESS DESCRIPTION
Ownership interest held																					100.00%
Registered capital								$ 289,540																	¥ 2,000,000
Number of wholly-owned subsidiaries | subsidiary								3